COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
2014	$ 1,898
2015	2,096
2016	2,108
2017	693
2018	372
Thereafter	408
Total	$ 7,575